Cover	Jul. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2025
Entity File Number	1-33784
Entity Registrant Name	SANDRIDGE ENERGY, INC.
Entity Central Index Key	0001349436
Entity Tax Identification Number	20-8084793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 E. Sheridan Ave.
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	429-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false